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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA  02109

13F File Number: 28- 6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jarlyth H. Gibson
Title:   Compliance Officer
Phone:   (617) 951-9493

Signature, Place, and Date of Signing:

  /s/ Jarlyth H. Gibson           Boston, MA             August 10, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
Form 13F Information Table Entry Total:       4
Form 13F Information Table Value Total:    $2,091
                                         (thousands)

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                        -------- ----------- --------- ------------------- ---------- -------- ----------------------
                                TITLE OF              VALUE     SHRS OR    SH PUT  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  -------- ----------- --------- ---------- -------- ---------- -------- ---------- ------ ----
AEGERION PHARMACEUTICALS, INC.   COMMON  00767E-10-2    36,475  2,457,879             SOLE              2,457,879
ASTEX PHARMACEUTICALS, INC.      COMMON  04624B-10-3     3,182  1,521,994             SOLE              1,521,994
VANTIV, INC.                     COMMON  92210H-10-5 2,023,890 86,899,541             SOLE             86,899,541
WAGEWORKS, INC.                  COMMON  930427-10-9    27,602  1,832,794             SOLE              1,832,794
                                                     ---------
                                                     2,091,149